Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
NOTE 19 Derivative	Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. The Company recognizes all derivatives on the Consolidated Balance Sheet at fair value in other assets or in other liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a fair value hedge, cash flow hedge, net investment hedge, or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”). When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

Fair Value Hedges These derivatives are interest rate swaps the Company uses to hedge the change in fair value related to interest rate changes of its underlying fixed-rate debt. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings. All fair value hedges were highly effective for the year ended December 31, 2016, and the change in fair value attributed to hedge ineffectiveness was not material.

Cash Flow Hedges These derivatives are interest rate swaps the Company uses to hedge the forecasted cash flows from its underlying variable-rate debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until the cash flows of the hedged items are realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss). At December 31, 2016, the Company had $55 million (net-of-tax) of realized and unrealized gains on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $67 million (net-of-tax) of realized and unrealized losses at December 31, 2015. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of $20 million (net-of-tax). This amount includes gains and losses related to hedges that were terminated early for which the forecasted transactions are still probable. All cash flow hedges were highly effective for the year ended December 31, 2016, and the change in fair value attributed to hedge ineffectiveness was not material.

Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies, and occasionally non-derivative debt instruments, to hedge the volatility of its net investment in foreign operations driven by fluctuations in foreign currency exchange rates. The ineffectiveness on all net investment hedges was not material for the year ended December 31, 2016. There were no non-derivative debt instruments designated as net investment hedges at December 31, 2016 or 2015.

Other Derivative Positions The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell to-be-announced securities (“TBAs”) and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to residential MLHFS and unfunded mortgage loan commitments. The Company also enters into interest rate swaps, swaptions, forward commitments to buy TBAs, U.S. Treasury and Eurodollar futures and options on U.S. Treasury futures to economically hedge the change in the fair value of the Company’s MSRs. The Company also enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts for its customers. The Company mitigates the market and liquidity risk associated with these customer derivatives by entering into similar offsetting positions with broker-dealers, or on a portfolio basis by entering into other derivative or non-derivative financial instruments that partially or fully offset the exposure from these customer-related positions. The Company’s customer derivatives and related hedges are monitored and reviewed by the Company’s Market Risk Committee, which establishes policies for market risk management, including exposure limits for each portfolio. The Company also has derivative contracts that are created through its operations, including commitments to originate MLHFS and swap agreements related to the sale of a portion of its Class B common shares of Visa Inc. Refer to Note 21 for further information on these swap agreements.

For additional information on the Company’s purpose for entering into derivative transactions and its overall risk management strategies, refer to “Management Discussion and Analysis — Use of Derivatives to Manage Interest Rate and Other Risks”, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2016
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$2,550	$49	4.28	$1,250	$12	2.32
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	3,272	108	8.63	2,787	35	.83
Net investment hedges
Foreign exchange forward contracts	1,347	15	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	1,748	13	.09	1,722	18	.05
Sell	2,278	129	.08	4,214	43	.09
Options
Purchased	1,565	43	8.60	–	–	–
Written	1,073	25	.07	12	1	.06
Receive fixed/pay floating swaps	6,452	26	11.48	1,561	16	6.54
Pay fixed/receive floating swaps	4,705	13	6.51	2,320	9	7.80
Foreign exchange forward contracts	849	6	.02	867	6	.02
Equity contracts	11	–	.40	102	1	.57
Credit contracts	1,397	–	3.38	3,674	2	3.57
Other(a)	19	–	.03	830	106	3.42
Total	$27,266	$427		$19,339	$249

December 31, 2015
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$3,050	$73	4.43	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	1,772	7	9.22	5,009	146	1.13
Net investment hedges
Foreign exchange forward contracts	1,140	4	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	3,812	17	.07	452	1	.06
Sell	3,201	12	.09	2,559	7	.12
Options
Purchased	2,935	–	.06	–	–	–
Written	3,199	29	.10	5	1	.08
Receive fixed/pay floating swaps	3,733	42	9.98	4,748	18	10.18
Pay fixed/receive floating swaps	287	2	9.82	4,158	35	9.97
Foreign exchange forward contracts	3,023	13	.01	2,380	10	.03
Equity contracts	62	–	.47	24	1	.82
Credit contracts	1,192	2	2.58	2,821	3	2.99
Other(a)	36	–	.04	662	64	2.60
Total	$27,442	$201		$22,818	$286
(a)	Includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $19 million and $36 million at December 31, 2016 and 2015, respectively, and derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $811 million, $106 million and 3.50 years at December 31, 2016, respectively, compared to $626 million, $64 million and 2.75 years at December 31, 2015, respectively.

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2016
Interest rate contracts
Receive fixed/pay floating swaps	$38,501	$930	4.07	$39,403	$632	4.89
Pay fixed/receive floating swaps	36,671	612	4.99	40,324	996	4.07
Options
Purchased	14,545	51	1.85	125	2	1.37
Written	125	3	1.37	13,518	50	1.70
Futures
Buy	306	–	1.96	7,111	7	.90
Foreign exchange rate contracts
Forwards, spots and swaps	20,664	849	.58	19,640	825	.60
Options
Purchased	2,376	98	1.67	–	–	–
Written	–	–	–	2,376	98	1.67
Total	$113,188	$2,543		$122,497	$2,610

December 31, 2015
Interest rate contracts
Receive fixed/pay floating swaps	$32,647	$1,097	5.69	$14,068	$54	4.71
Pay fixed/receive floating swaps	10,685	43	4.55	35,045	1,160	5.74
Options
Purchased	8,705	10	2.61	146	1	2.23
Written	146	2	2.23	8,482	9	2.57
Futures
Buy	–	–	–	2,859	2	.84
Sell	45	–	.97	–	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	18,399	851	.59	17,959	830	.58
Options
Purchased	1,485	43	1.19	–	–	–
Written	–	–	–	1,485	43	1.19
Total	$72,112	$2,046		$80,044	$2,099

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2016	2015	2014	2016	2015	2014

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts(a)	$46	$(15)	$(26)	$(76)	$(120)	$(115)
Net investment hedges
Foreign exchange forward contracts	33	101	130	–	–	–
Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2016, 2015 and 2014.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2016	2015	2014

Asset and Liability Management Positions
Fair value hedges(a)
Interest rate contracts	Other noninterest income	$(31)	$7	$29
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	101	186	(122)
Purchased and written options	Mortgage banking revenue	331	191	287
Receive fixed/pay floating swaps	Mortgage banking revenue	226	139	384
Pay fixed/receive floating swaps	Mortgage banking revenue	(140)	(33)	–
Foreign exchange forward contracts	Commercial products revenue	(14)	108	(29)
Equity contracts	Compensation expense	1	(1)	2
Credit contracts	Other noninterest income	1	2	–
Other	Other noninterest income	(39)	–	(43)

Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(708)	360	686
Pay fixed/receive floating swaps	Other noninterest income	769	(320)	(652)
Purchased and written options	Other noninterest income	(5)	3	–
Futures	Other noninterest income	(6)	1	–
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	88	74	66
Purchased and written options	Commercial products revenue	(1)	2	1
(a)	Gains (Losses) on items hedged by interest rate contracts included in noninterest income (expense), were $31 million, $(7) million and $(27) million for the years ended December 31, 2016, 2015 and 2014, respectively. The ineffective portion was immaterial for the years ended December 31, 2016, 2015 and 2014.

Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk using a credit valuation adjustment and includes it within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into derivative positions that are centrally cleared through clearinghouses, by entering into master netting arrangements and, where possible, by requiring collateral arrangements. A master netting arrangement allows two counterparties, who have multiple derivative contracts with each other, the ability to net settle amounts under all contracts, including any related collateral, through a single payment and in a single currency. Collateral arrangements require the counterparty to deliver collateral (typically cash or U.S. Treasury and agency securities) equal to the Company’s net derivative receivable, subject to minimum transfer and credit rating requirements.

The Company’s collateral arrangements are predominately bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on certain net liability thresholds and contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral arrangements, the counterparties to the derivatives could request immediate additional collateral coverage up to and including full collateral coverage for derivatives in a net liability position. The aggregate fair value of all derivatives under collateral arrangements that were in a net liability position at December 31, 2016, was $563 million. At December 31, 2016, the Company had $455 million of cash posted as collateral against this net liability position.